Retained Earnings - Additional Information (Detail)	12 Months Ended
Dec. 31, 2021
Disclosure of reserves within equity [abstract]
Legal reserve as a percentage of cash dividends paid	10.00%
Legal reserve as a percentage of outstanding share capital	50.00%